Exploration and evaluation of oil and gas reserves (Details Narrative) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Collateral for crude oil exploration concession agreements, amount	$ 2,189	$ 1,410
Marlim [Member]
IfrsStatementLineItems [Line Items]
Assets pledged as collateral	1,454	1,358
Buzios [Member]
IfrsStatementLineItems [Line Items]
Assets pledged as collateral	$ 735	$ 52